Shareholders' Deficit (Details) - Schedule of Reconciliation of the Series A Preferred Stock	12 Months Ended
Dec. 31, 2023 USD ($) shares
Beginning balance (shares)	0
Ending balance (shares)	0
One Energy Enterprises Inc [Member] | Series A Preferred Stock [Member]
Beginning balance (shares)	0
Conversion of debt into preferred stock (shares)	2,235
Issuance and sale of preferred stock, net of offering costs of $1,298,387 (shares)	44,700
Dividends Accrued Preferred Stock Cash Shares (Shares)	0
Accrual of Series A PIK Dividend (Shares)	1,468
Ending balance (shares)	48,403
Beginning balance (value) | $	$ 0
Conversion of debt into preferred stock (value) | $	1,000,000
Issuance and sale of preferred stock, net of offering costs of $1,298,387 (value) | $	18,701,574
Accrual of Series A cash dividend | $	328,638
Accrual of Series A PIK dividend | $	657,277
Series A cash dividend paid | $	(176,545)
Ending balance (Value) | $	$ 20,510,944